Variable Interest Entities - Additional Information (Details) $ in Millions		3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
		Dec. 31, 2020 USD ($) rig	Dec. 31, 2020 USD ($) rig	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2020 USD ($) rig	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2013 arrangement
Variable Interest Entity [Line Items]
Number of sale and leaseback arrangements | arrangement									2
Equity of the VIEs		$ (3,140)	$ (3,140)			$ (3,140)	$ 1,642
Number of leased rigs | rig		3	3			3
Fair value measurement on deconsolidation of VIE	[1]			$ 0	$ 0	$ 509	0
Write off of unamortized debt discount			$ 87	$ 0	$ 0	87	0
Total related party receivables		$ 477	477			477	704
Maximum guarantee		282	282			282	311
Guarantees in favor of customers
Variable Interest Entity [Line Items]
Maximum guarantee		150	150			150	165
Northern Ocean | Guarantees in favor of customers
Variable Interest Entity [Line Items]
Maximum guarantee		100	100			100	100
Related party loans payable | Ship Finance SPV's
Variable Interest Entity [Line Items]
Due to related parties, carrying value prior to deconsolidation		933	933			933
Due to related parties, fair value at deconsolidation		424	424			424
Fair value measurement on deconsolidation of VIE						509
Write off of unamortized debt discount		2
Work performed to mobilize drilling rig for first drilling contract
Variable Interest Entity [Line Items]
Total related party receivables		$ 142	$ 142			$ 142	60
Variable Interest Entity, primary beneficiary
Variable Interest Entity [Line Items]
Equity of the VIEs							$ 140	$ 137

[1]	Includes transactions with related parties. Refer to Note 32 - "Related party transactions" for further details.